CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Thousands	Total	Share capital	Share premium	Merger relief reserve	Treasury shares	Investment in own shares	Retained earnings	Capital redemption reserve	Other equity reserves	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2024	£ 639,455	£ 1,180	£ 21,280	£ 63,440	£ 0	£ (26)	£ 573,640	£ 161	£ 278	£ (20,498)
Equity-settled share-based payment transactions - net of tax	19,966						19,966
Exercise of options	9	9				16	(16)
Transaction with owners	19,975	9				16	19,950
Profit for the year	9,098						9,098
Other comprehensive income	(13,813)								514	(14,327)
Total comprehensive income for the year	(4,715)						9,098		514	(14,327)
Ending balance at Dec. 31, 2024	654,715	1,189	21,280	63,440	0	(10)	602,688	161	792	(34,825)
Beginning balance at Jun. 30, 2025	582,939	1,123	21,280	63,440	(17,958)	(5)	575,428	227	122	(60,718)
Equity-settled share-based payment transactions - net of tax	16,504						16,504
Issue of new shares	4	4
Issue of shares related to acquisition	588								588
Share buyout (treasury shares)	(24,896)				(24,896)
Cancellation of shares	62	(77)			40,776		(40,714)	77
Exercise of options	11	11
Transaction with owners	(7,727)	(62)			15,880	0	(24,210)	77	588
Profit for the year	(15,063)						(15,063)
Other comprehensive income	5,286								(541)	5,827
Total comprehensive income for the year	(9,777)						(15,063)		(541)	5,827
Ending balance at Dec. 31, 2025	£ 565,435	£ 1,061	£ 21,280	£ 63,440	£ (2,078)	£ (5)	£ 536,155	£ 304	£ 169	£ (54,891)